Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss) from continuing operation	$ (7,387,225)	$ (3,377,240)	$ 334,298
Net loss discontinued operation, net of tax	(81,605)	(36,404)	(57,376)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Provision for doubtful accounts	1,094,291		35,323
Reserve for inventories	168,017	114,964
Depreciation and amortization	1,003,846	469,848	85,680
Share-based compensation	440,625
Gain on short-term investments	(109,817)
Loss from the disposal of property, plant and equipment	553,054	14,764
Deferred tax (benefit) expense	526,462	(478,141)	(63,392)
Changes in operating assets and liabilities:
Accounts receivable	(2,492,075)	(180,212)	(6,093,585)
Note receivable		1,736,538	(1,612,995)
Advance to suppliers, net	(4,206,570)	(4,514,366)	4,310,499
Inventories, net	327,317	(124,833)	1,568,669
Amount due from related parties	(4,217,864)	(3,062,904)	1,839,439
Prepaid expenses and other current assets	417,865	(848,518)	537,771
Accounts payable	232,137	333,318	263,957
Advance from customers	884,717	(67,293)	37,909
Income tax payable	36,932	85,952	142,153
Accrued expenses and other payables	2,429,472	3,026,677	2,510,145
Net cash provided by (used in) operating activities from continuing operations	(10,298,816)	(6,871,446)	3,895,871
Net cash provided by (used in) operating activities from discontinued operations	(56,214)	615,011	128,898
Net cash provided by (used in) operating activities	(10,355,030)	(6,256,435)	4,024,769
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plants and equipment	(234,256)	(6,723,468)	(2,344,667)
Purchase of land use right	(1,538,733)	(4,497,426)
Purchase of short-term investment			(2,141,144)
Maturities of short-term investment	1,525,972
Proceed from short-term investment	109,817
Purchase of long-term investments	(154,886)	(131,321)
Proceed from disposal of property, plants and equipment		453,652
Loan to related parties	(4,730,513)	(537,866)	(1,042,024)
Collection of loan to related parties	534,090		1,042,024
Net cash used in investing activities from continuing operations	(4,488,509)	(11,436,429)	(4,485,811)
Net cash provided by investing activities from discontinued operations	7,434	399,175	1,135,964
Total cash used in investing activities	(4,481,075)	(11,037,254)	(3,349,847)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term borrowings	3,051,944	307,352	294,568
Repayments of short-term borrowings	(305,194)	(312,305)	(22,985)
Loan from related parties	504,334
Repayment of interest-free loan to a related party			(4,289,426)
Interest-free loan to a shareholder			(377,634)
Collection of loan from a shareholder	2,992,126	1,821,847	391,116
Cash receipts from equity issuance, net of issuance cost	8,000,000	20,947,182
Net cash (used in) provided by financing activities from continuing operation	14,243,210	22,764,076	(4,004,361)
Total cash (used in) provided by financing activities	14,243,210	22,764,076	(4,004,361)
Effect of exchange rate changes	(883,772)	78,968	36,324
Net (decrease) increase in cash, cash equivalents and restricted cash	(1,476,667)	5,549,355	(3,293,115)
Cash, cash equivalents and restricted cash, at beginning of fiscal year	5,889,885	340,530	3,633,645
Cash, cash equivalents and restricted cash, at end of fiscal year	4,413,218	5,889,885	340,530
Reconciliation of cash, cash equivalents, and restricted cash to the Consolidated Balance Sheets
Cash and cash equivalents	4,389,990	4,774,531	322,598
Restricted cash	23,228	1,115,354	17,932
Total cash, cash equivalents, and restricted cash	4,413,218	5,889,885	340,530
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Income tax paid	6,553	6,523	159
Interest paid	398,750	12,107	4,702
NON-CASH ACTIVITIES:
Purchase price reallocation between property, plant and equipment and land use right	$ 2,767,138